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                       THE ONE GROUP(R) INVESTMENT TRUST

                      Supplement dated September 23, 1998
                        To Prospectus dated May 1, 1998

                              GOVERNMENT BOND FUND
                             ASSET ALLOCATION FUND
                           GROWTH OPPORTUNITIES FUND
                           LARGE COMPANY GROWTH FUND
                               EQUITY INDEX FUND


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The One Group Investment Trust Equity Index Fund will now be managed by a team of portfolio managers, research analysts and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analyst provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE